Other Intangible Assets, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Intangible Assets, Net [Line Items]
Capitalization of other intangible assets				$ 957,775
Amortization of intangible assets	$ 95,777	$ 95,777	191,555	49,520
Capitalized computer coftware, accumulated amortization	9,737,172		9,001,736	6,964,755
Software and Software Development Costs [Member]
Other Intangible Assets, Net [Line Items]
Capitalized computer coftware, accumulated amortization	$ 336,852		$ 241,075	$ 49,520